FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

36. FINANCIAL RISK MANAGEMENT

1.   Financial assets and financial liabilities

a.    Classification

i.    Financial assets

	2017	2018
Loans and receivables
Cash and cash equivalents	25,145	—
Trade and other receivables, net	9,564	—
Other current financial assets	1,005	—
Other non-current assets	183	—
Available-for-sale financial assets
Available-for-sale investments	1,541	—
Amortized cost
Cash and cash equivalents, net	—	17,435
Trade and other receivables, net	—	9,928
Contract assets, net	—	1,560
Other current financial assets, net	—	844
Other non-current assets, net	—	443
FVTPL
Subsidiaries' investments	—	709
Mutual funds	—	470
Convertible bonds	—	213
Total financial assets	37,438	31,602

ii.   Financial liabilities

	2017	2018
Financial liabilities measured at amortized cost
Trade and other payables	15,791	15,214
Accrued expenses	12,630	12,769
Interest-bearing loans and other borrowings
Short-term bank loans	2,289	4,043
Two-step loans	1,098	949
Bonds and notes	8,982	10,481
Long-term bank loans	18,004	23,220
Obligations under finance leases	3,804	3,145
Other borrowings	1,295	2,244
Other liabilities	296	261
Total financial liabilities	64,189	72,326

b.    Fair values

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2017	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,541	1,541	1,151	17	373
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings:
Two-step loans	1,098	1,111	—	—	1,111
Bonds and notes	8,982	10,051	10,051	—	—
Long-term bank loans	18,004	18,126	—	—	18,126
Obligations under finance leases	3,804	3,804	—	—	3,804
Other borrowings	1,295	1,365	—	—	1,365
Other liabilities	296	296	—	—	296
Total	35,020	36,294	11,202	17	25,075

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2018	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	470	470	470	—	—
Convertible bonds	213	213	—	—	213
Subsidiaries' investments	709	709	—	—	709
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings:
Two-step loans	949	898	—	—	898
Bonds and notes	10,481	10,894	9,380	—	1,514
Long-term bank loans	23,220	22,796	—	—	22,796
Obligations under finance leases	3,145	3,145	—	—	3,145
Other borrowings	2,244	2,154	—	—	2,154
Other liabilities	261	261	—	—	261
Total	41,692	41,540	9,850	—	31,690

Gain on fair value recognised in consolidated statements of profit or loss for 2018 amounting to Rp52 billion. There is no movement between fair value hierarchy during 2018.

c.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets and financial liabilities (other non-current assets (long-term trade receivables and restricted cash) and liabilities) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(i)   FVTPL, previously as available-for-sale investments, primarily consist of stocks, mutual funds, corporate and government bonds and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique. The fair value of convertible bonds are determined using valuation technique. Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date;

(ii)  the fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgmental and involve various limitations, including:

a.   fair values presented do not take into consideration the effect of future currency fluctuations.

b.   estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

2.   Financial risk management

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk and interest rate risk), credit risk and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Corporate Finance unit under policies approved by the Board of Directors. The Corporate Finance unit identifies, evaluates and hedges financial risks.

a.    Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in U.S. dollar and Japanese yen. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table present the Group's financial assets and financial liabilities exposure to foreign currency risk:

	2017		2018
	U.S. dollar	Japanese yen	U.S. dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	261	7	473	8
Financial liabilities	(304)	(5,413)	(391)	(4,656)
Net exposure	(43)	(5,406)	82	(4,648)

Sensitivity analysis

A strengthening of the U.S. dollar and Japanese yen, as indicated below, against the rupiah at December 31, 2018 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2018
U.S. dollar (1% strengthening)	12
Japanese yen (5% strengthening)	(30)

A weakening of the U.S. dollar and Japanese yen against the rupiah at December 31, 2018 would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

b.    Market price risk

The Group is exposed to changes in debt and equity market prices related to financial assets measured at FVTPL carried at fair value. Gains arising from changes in the fair value of financial assets measured at FVTPL are recognised in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s financial assets measured at FVTPL is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2018, management considered the price risk for the Group’s financial assets measured at FVTPL to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

c.    Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 18 and 19). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2017	2018
Fixed rate borrowings	(14,281)	(21,260)
Variable rate borrowings	(21,191)	(22,822)

Sensitivity analysis for variable rate borrowings

As of December 31, 2018, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp57 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

d.    Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2017	2018
Cash and cash equivalents	25,145	17,435
Trade and other receivables, net	9,564	9,928
Contract Asset	—	1,560
Other current financial assets	2,173	1,314
Other non-current assets	183	443
Total	37,065	30,680

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection.

Credit risk from balances with banks and financial institutions is managed by the Group’s Corporate Finance Unit in accordance with the Group’s written policy. The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 5.25% of trade receivables as of December 31, 2018.

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognised sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

e.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements.

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Carrying	Contractual					2022 and
	amount	cash flows	2018	2019	2020	2021	thereafter
2017
Trade and other payables	15,791	(15,791)	(15,791)	—	—	—	—
Accrued expenses	12,630	(12,630)	(12,630)	—	—	—	—
Interest bearing loans and other borrowings:
Bank loans	20,293	(24,365)	(7,721)	(5,056)	(3,979)	(2,641)	(4,968)
Bonds and notes	8,982	(18,278)	(929)	(929)	(2,873)	(726)	(12,821)
Obligations under finance leases	3,804	(4,685)	(1,083)	(969)	(866)	(778)	(989)
Other borrowings	1,295	(1,759)	(220)	(303)	(285)	(266)	(685)
Two-step loans	1,098	(1,247)	(251)	(223)	(215)	(190)	(368)
Other liabilities	296	(355)	(17)	(34)	(34)	(135)	(135)
Total	64,189	(79,110)	(38,642)	(7,514)	(8,252)	(4,736)	(19,966)

	Carrying	Contractual					2023 and
	amount	cash flows	2019	2020	2021	2022	thereafter
2018
Trade and other payables	15,214	(15,214)	(15,214)	—	—	—	—
Accrued expenses	12,769	(12,769)	(12,769)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	949	(1,075)	(242)	(232)	(205)	(159)	(237)
Bonds and notes	10,481	(19,050)	(1,562)	(3,436)	(1,231)	(2,817)	(10,004)
Bank loans	27,263	(33,376)	(10,441)	(9,165)	(3,991)	(3,220)	(6,559)
Other borrowings	2,244	(2,905)	(490)	(570)	(533)	(495)	(817)
Obligations under finance leases	3,145	(3,764)	(1,049)	(945)	(781)	(605)	(384)
Other liabilities	261	(306)	(16)	(36)	(36)	(109)	(109)
Total	72,326	(88,459)	(41,783)	(14,384)	(6,777)	(7,405)	(18,110)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the interest rates effective as of reporting dates.

The changes in liabilities arising from financing activities is as follows:

			Non-cash changes
				Foreign
	December 31,	Net		exchange	New	Other	December 31,
	2017	cash flows	Acquisition	movement	leases	Changes	2018
Short-term bank loans	2,289	1,759	—	—	—	(5)	4,043
Two step loans	1,098	(214)	—	65	—	—	949
Bonds and notes	8,982	1,498	—	—	—	1	10,481
Long-term bank loans	18,004	5,088	58	86	—	(16)	23,220
Other borrowings	1,295	947	—	—	—	2	2,244
Obligations under finance leases	3,804	(827)	—	—	168	—	3,145
Total liabilities from financing activities	35,472	8,251	58	151	168	(18)	44,082